Related Party Transactions (Details) $ in Thousands, € in Millions				12 Months Ended
	Jul. 01, 2021 USD ($)	Apr. 12, 2021 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021
Related Party Transactions
Daily management fees			$ 850
Advances on account of the vessels' operating expenses				$ 34,002		$ 21,875
Aggregate gross purchase price		$ 31,000
Prior service cost arising from the retrospective recognition of past service recognized in the Other Comprehensive Income				14,184
Prior service cost exercised				7,808
Recognized non-cash share-based compensation expense				5,972		15,278		$ 1,199
Gemini Shipholdings Corporation
Related Party Transactions
Percentage of voting interest acquired	51.00%									49.00%
Aggregate gross purchase price	$ 86,700
Executive officers
Related Party Transactions
Recognized non-cash share-based compensation expense				$ 5,400		11,800		1,000
Manager
Related Party Transactions
Daily vessel management fees for vessels on bareboat charter			425
Daily vessel management fees for vessels on time charter			$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)			1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)			0.50%	0.50%	0.50%
Supervision fee per vessel under construction			$ 725
Management fees incurred shown under General and administrative expenses				$ 21,900		19,900		17,700
Management commissions incurred shown under Voyage expenses				14,600		10,400		5,700
Amount capitalized				700		1,300		700
Advances on account of the vessels' operating expenses				34,000		21,900
Executive officers compensation				2,100	€ 2.0	2,100	€ 1.8	1,800	€ 1.5
The Swedish Club
Related Party Transactions
Premiums paid				6,600		5,200		$ 4,300
Due to related parties				1,000		0
Other current liabilities
Related Party Transactions
Unpaid costs under defined benefit plan				$ 6,800
Accounts payable
Related Party Transactions
Due to executive officers shown under accounts payable						$ 100